JPMorgan Institutional Tax Free Money Market Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IM Shares [Member] | JPMorgan Institutional Tax Free Money Market Fund | IM
Prospectus [Line Items]
Annual Return [Percent]	3.24%	3.17%	1.03%	0.01%	0.51%	1.36%